HUNTINGTON
              VA INCOME EQUITY FUND
-------------------------------------------------------------------------------
   PORTFOLIO MANAGER             Q. HOW DID THE FUND PERFORM?
         [PHOTO]                 During the calendar year 2000, the Huntington
                                 VA Income Equity Fund provided a total return
   JAMES BUSKIRK, CFA            of 5.85%. Since its inception on October 20,
Chief Investment Officer and     1999, its average annual total return has been
   Senior Vice President         4.24% per year.
   Huntington VA Funds
                                 Q. WHY DID THE FUND PERFORM THIS WAY?
                                 The Fund's primary focus is on the stocks of
                                 companies that pay high and rising cash
    PERFORMANCE OVERVIEW         dividends. This focus was greatly out-of-favor
                                 in 1999's technology-led stock market, but one
         [CHART]                 that was much more in favor in 2000, as
                                 investors fled the plunging tech sector in favor of more conservative, dividend-paying equities. Not surprising, then, the Fund's performance relative to the S&P 500 was very disappointing for its few months of experience in 1999, but much more acceptable in 2000, especially when compared to the S&P 500's negative return. In last year's Annual Report we noted, somewhat happily, that "CERTAINLY, NO
                                 SMALL MEASURE FOR THE WEAKNESS IN SUCH STOCKS
                                 (AS OURS) IS DUE TO INVESTORS FLEEING WHAT THEY
                                 PERCEIVE TO BE NO-GROWTH, OLD-LINE COMPANIES IN
                                 FAVOR OF THOSE FAST-GROWING "NEW ECONOMY"
                                 COMPANIES ENGAGED IN ALL FACETS OF THE
                                 TECHNOLOGY REVOLUTION." This year, we must note that investors once again were "fleeing", but now they are fleeing from technology, not to it! Whatever the next "hot" sector may be in 2001, as we also stated a year ago, this Fund's focus has been and will remain squarely on dividends.

                                 Q. WHAT IS YOUR OUTLOOK FOR 2001?
                                 While the public may well return to the
                                 excitement that is technology investing, our Huntington VA Income Equity Fund "REMAINS COMMITTED TO PROVIDING ITS SHAREHOLDERS WITH A HIGH DIVIDEND YIELD, STEADY DIVIDEND GROWTH, LOW COSTS, AND COMPETITIVE RISK-ADJUSTED RETURNS. WE ARE CONFIDENT THE MARKET WILL POSITIVELY REWARD THIS FOCUS OVER TIME."


------------------------------------------------
RETURNS
                               Annualized
                  One Year   Since Inception
                    Return     (10/20/99)
Income Equity       5.85%        4.24%
------------------------------------------------
The chart represents a hypothetical investment in the Huntington VA Income Equity Fund. (The cumulative returns include the Fund level expenses, but exclude the insurance charges).
Past performance does not guarantee future results. The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment.


____________________________________ 107 __________________________________

 HUNTINGTON VA INCOME EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2000

                                                  MARKET
                                                  VALUE
SHARES                                            (000)
------                                            ------
COMMON STOCK -- 79.9%
        AUTO/TRUCK PARTS & EQUIPMENT -- 6.3%
3,500   Dana....................................  $   54
1,000   Federal Signal..........................      20
3,017   Ford Motor..............................      71
3,000   Genuine Parts...........................      78
                                                  ------
                                                     223
                                                  ------
        BANKS -- 19.6%
1,000   BB&T....................................      37
1,000   Bank of America.........................      46
1,000   Bank of New York........................      55
1,625   Chase Manhattan.........................      74
1,200   Citigroup...............................      61
2,900   First Union.............................      81
1,800   FleetBoston Financial...................      68
3,950   National City...........................     114
1,600   Washington Federal......................      45
2,000   Washington Mutual.......................     106
                                                  ------
                                                     687
                                                  ------
        CHEMICALS -- 3.0%
  950   E.I. du Pont de Nemours.................      46
6,900   PolyOne.................................      40
  400   PPG Industries..........................      18
                                                  ------
                                                     104
                                                  ------
        DRUGS & HEALTH CARE -- 8.0%
1,700   Abbott Laboratories.....................      82
1,900   American Home Products..................     121
1,050   Bristol-Myers Squibb....................      78
                                                  ------
                                                     281
                                                  ------
        ELECTRICAL UTILITIES -- 9.3%
  700   Emerson Electric........................      55
2,750   Ipalco Enterprises......................      66
3,200   NiSource................................      98
2,390   TXU.....................................     106
                                                  ------
                                                     325
                                                  ------
        FOOD & BEVERAGE -- 6.2%
5,400   Conagra.................................     140
4,800   Flowers Industries......................      76
                                                  ------
                                                     216
                                                  ------
        GAS & NATURAL GAS -- 1.5%
1,200   Peoples Energy..........................      54
                                                  ------
        HOUSEHOLD PRODUCTS -- 3.4%
1,550   Clorox..................................      55
1,350   General Electric........................      65
                                                  ------
                                                     120
                                                  ------
        MACHINERY -- 2.1%
1,550   Caterpillar.............................      73
                                                  ------
        MISCELLANEOUS BUSINESS SERVICES -- 0.7%
1,000   Deluxe..................................      25
                                                  ------
        PETROLEUM REFINING -- 6.9%
1,200   Conoco..................................      35
  800   Exxon Mobil.............................      69
1,000   Royal Dutch Petroleum, ADR..............      61
1,250   Texaco..................................      78
                                                  ------
                                                     243
                                                  ------
                                                  MARKET
                                                  VALUE
SHARES                                            (000)
------                                            ------

                                                  MARKET
                                                  VALUE
SHARES                                            (000)
------                                            ------
        PHOTOGRAPHIC EQUIPMENT & SUPPLIES --
        0.4%
3,050   Xerox...................................  $   14
                                                  ------
        REAL ESTATE INVESTMENT TRUST -- 3.6%
1,350   Mack-Cali Realty........................      39
5,800   Nationwide Health Properties............      75
  600   Simon Property Group....................      14
                                                  ------
                                                     128
                                                  ------
        STEEL & STEEL WORKS -- 2.0%
8,550   Worthington Industries..................      69
                                                  ------
        TELEPHONE & TELECOMMUNICATION -- 6.9%
1,300   Alltel..................................      81
1,450   SBC Communications......................      69
1,871   Verizon Communications..................      94
                                                  ------
                                                     244
                                                  ------
        Total Common Stock (Cost $2,679)........   2,806
                                                  ======

 PAR
(000)
------
CORPORATE BONDS -- 5.9%
$  50   Bank One
        8.000% due 04/29/2027...................      49
   50   Deere
        8.100% due 05/15/2030...................      54
   50   New Jersey Bell
        7.850% due 11/15/2029...................      51
   50   Province of Quebec
        7.500% due 09/15/2029...................      54
                                                  ------
        Total Corporate Bonds (Cost $198).......     208
                                                  ======
U.S. GOVERNMENT AGENCY OBLIGATIONS+ -- 10.0%
  200   FHLB
        6.240% due 01/14/2001...................     200
  150   FNMA
        6.230% due 01/09/2001...................     150
                                                  ------
        Total U.S. Government Agency Obligations
        (Cost $350).............................     350
                                                  ======
U.S. TREASURY OBLIGATION -- 3.7%
  120   Treasury Bonds
        6.125% due 08/15/2029...................     131
                                                  ------
        Total U.S. Treasury Obligation (Cost
        $120)...................................     131
                                                  ======


DIVERSIFICATION OF NET ASSETS
Total Common Stock (Cost $2,679)...............   79.9%   $2,806
Total Corporate Bonds (Cost $198)..............    5.9      208
Total U.S. Government Agency Obligations (Cost
 $350).........................................   10.0      350
Total U.S. Treasury Obligation (Cost $120).....    3.7      131
                                                 -----    -----
Total investments in securities (total cost
 $3,347).......................................   99.5    3,495
Cash, receivable and other assets net of
 liabilities...................................    0.5       21
                                                 -----    -----
Net assets.....................................    100%   $3,516
                                                 =====    =====

+ Effective yield.
ADR  - American Depository Receipt.
FHLB  - Federal Home Loan Bank.
FNMA - Federal National Mortgage Association.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

______________________________________ 108 _____________________________________

 HUNTINGTON VA INCOME EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
(ALL NUMBERS IN THOUSANDS EXCEPT FOR VALUE & SHARES)

ASSETS:
  Investment in securities, at value (total cost
   $3,347) -- see accompanying portfolio..........    $3,495
  Receivable from Fund shares sold................         3
  Receivable for dividends and interest...........        11
  Cash and other assets...........................        35
                                                      ------
      Total assets................................     3,544
                                                      ------
LIABILITIES:
  Accrued expenses payable........................        28
                                                      ------
      Total liabilities...........................        28
                                                      ------
      Net assets..................................    $3,516
                                                      ======
SUMMARY OF SHAREHOLDERS' EQUITY:
      Capital stock, par value $0.01 per share;
      unlimited shares authorized; 349,143 shares
      outstanding.................................    $3,430
      Undistributed net investment income.........         6
      Accumulated net realized loss on
      investments.................................       (68)
      Unrealized appreciation of investments......       148
                                                      ------
      Net assets..................................    $3,516
                                                      ======

Net asset value, offering and redemption price per
 share............................................    $10.07
                                                      ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ______________________________________ 109 _____________________________________

 HUNTINGTON VA INCOME EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
DECEMBER 31, 2000
(ALL NUMBERS IN THOUSANDS)

INVESTMENT INCOME:
  Dividends.................................................    $ 84
  Interest..................................................      40
                                                                ----
    Total investment income.................................     124
                                                                ----
EXPENSES:
  Investment advisory fees..................................      17
  Administrative fees.......................................       4
  Transfer agent fees.......................................      14
  Professional fees.........................................      30
  Director fees.............................................      12
  Printing fees.............................................      14
  Other expenses............................................       5
                                                                ----
  Total expenses............................................      96
  Less: investment advisory fees waived.....................     (17)
  Reimbursement from Adviser................................     (58)
                                                                ----
    Net expenses............................................      21
                                                                ----
    Net investment income...................................     103
                                                                ----
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
    Net realized loss on investments sold...................     (68)
    Net change in unrealized appreciation on investments....     163
                                                                ----
    Net realized and unrealized gain on investments.........      95
                                                                ----
    Net increase in net assets resulting from operations....    $198
                                                                ====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ______________________________________ 110 _____________________________________

 HUNTINGTON VA INCOME EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31,
(ALL NUMBERS IN THOUSANDS)

                                                          2000    1999*
                                                         ------  -------
OPERATIONS:
  Net investment income................................  $  103  $     9
  Net realized loss on investments sold................     (68)   --
  Net change in unrealized appreciation/(depreciation)
   of investments......................................     163      (16)
                                                         ------  -------
  Net increase/(decrease) in net assets from
   operations..........................................     198       (7)
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income...........................     (97)      (9)
  Return of capital....................................    --         (6)
                                                         ------  -------
  Total distributions..................................     (97)     (15)
                                                         ------  -------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued..........................   1,160    2,228
  Reinvestment of distributions........................      97       15
  Cost of shares redeemed..............................     (63)   --
                                                         ------  -------
    Net increase from capital share transactions.......   1,194    2,243
                                                         ------  -------
  Net increase in net assets...........................   1,295    2,221
NET ASSETS:
  Beginning of period..................................   2,221    --
                                                         ------  -------
  End of period........................................  $3,516  $ 2,221
                                                         ======  =======
SHARES ISSUED AND REDEEMED:
  Shares issued........................................     120      225
  Reinvestment of distributions........................      10        1
  Shares redeemed......................................      (7)   --
                                                         ------  -------
  Total share transactions.............................     123      226
                                                         ======  =======

  *  Fund commenced operations on October 20, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ______________________________________ 111 _____________________________________

 HUNTINGTON VA INCOME EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                        FOR THE YEAR ENDED    FOR THE PERIOD ENDED
                                                        DECEMBER 30, 2000      DECEMBER 31, 1999*
                                                        ------------------    --------------------

SELECTED PER-SHARE DATA
  Net Asset Value at Beginning of Period............         $ 9.84                 $10.00
                                                             ------                 ------
  Net Investment Income.............................           0.33                   0.06
  Net Realized and Unrealized Gain (Loss) on
   investments......................................           0.23                  (0.13)
                                                             ------                 ------
  Total from Investment Operations..................           0.56                  (0.07)
                                                             ------                 ------
  Dividends from Net Investment Income..............          (0.33)                 (0.05)
  Return of Capital.................................        --                       (0.04)
                                                             ------                 ------
  Total Distributions...............................          (0.33)                 (0.09)
                                                             ------                 ------
  Net Increase (Decrease) in Net Assets Value.......           0.23                  (0.16)
                                                             ------                 ------
  Net Asset Value at End of Period..................         $10.07                 $ 9.84
                                                             ------                 ------
  Total Returns.....................................           5.85%                 (0.72)%(1)

RATIOS AND SUPPLEMENTAL DATA
  Net Assets at End of Period (in thousands)........         $3,516                 $2,221
  Ratios of Expenses to Average Net Assets After
   Waivers..........................................           0.77%                  0.77%(2)
  Ratios of Expenses to Average Net Assets Before
   Waivers..........................................           2.24%                 10.85%(2)
  Ratios of Net Investment Income to Average Net
   Assets...........................................           3.66%                  4.30%(2)
  Portfolio Turnover Rate...........................              6%                     0%

  *  Fund commenced operations on October 20, 1999.
 1.  Not Annualized.
 2.  Annualized

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ______________________________________ 112 _____________________________________

 HUNTINGTON VA FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

  (1) ORGANIZATION
     Huntington VA Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. Huntington VA Funds are a series of mutual funds established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of participating Insurance Companies. Currently, Hartford Life Insurance Company is the only participant. As of December 31, 2000, the Trust consisted of two diversified portfolios (individually referred to as a "Fund", or collectively as the "Funds") as follows:

         Huntington VA Income Equity Fund
         Huntington VA Growth Fund*

     *Fund has yet to commence operations as of December 31, 2000.

     The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund and to the class in which shares are held. Currently, there is only one class of shares.

     Significant fee waivers and reimbursements were required to achieve an expense ratio of 0.77% during the current period. To the extent that the Fund does not increase net assets, the Fund is reliant upon the willingness of the Adviser, as defined herein, to continue to provide fee waivers and reimbursements.

  (2) SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Statements as well as possible contingent liabilities. The actual results could differ from those estimates.

          INVESTMENT VALUATIONS--Each Fund values its securities in calculating net asset values as follows. Securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued at their last-reported sale price on the principal exchange or reported by NASDAQ or, if there is no reported sale, and in the case of over-the-counter securities not included in the NASDAQ National Market System, at a bid price estimated by a pricing service using methodology approved and authorized by the Board of Trustees (an "Authorized Pricing Service"). Debt securities traded on a national securities exchange or in the over-the-counter market are valued at their last-reported sale price, or, if there is no reported sale, at a bid price estimated by an Authorized Pricing Service. For the other debt securities, including zero-coupon securities, and foreign securities, an Authorized Pricing Service will be used.

          Short-term investments with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost. Investments in other open-end investment companies are valued at net asset value.

          For securities, which cannot be priced by an Authorized Pricing Service, the Board of Trustees has authorized the Trust's recordkeeper to seek a good faith fair value determination from a broker-dealer or other financial intermediary. In certain circumstances, in accordance with the Trust's Security Valuation Policy, the record-keeper may seek a good faith value determination where an Authorized Pricing Service has provided a price. The Trust's Security Valuation Policy has also established a Pricing Committee, which will price a security in the event that no price can be obtained from an Authorized Pricing Service, a broker-dealer or other financial intermediary.

          REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian banks' vault, all securities held as collateral under repurchase agreement transactions. Additionally, it is the policy of the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

          The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines established by the Trustees. Risks may arise from the

______________________________________ 113 _____________________________________

 HUNTINGTON VA FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2000
--------------------------------------------------------------------------------
          potential inability of counterparties to honor the terms of these agreements. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

          INVESTMENT INCOME, EXPENSE AND DISTRIBUTIONS--Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized, as required by the Internal Revenue Code, as amended (the "Code") which does not differ materially from GAAP.

          FEDERAL TAXES--It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

          At December 31, 2000, the VA Income Equity Fund had $67,788 in capital loss carryforwards, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise by necessary to relieve any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire in 2008.

          OTHER--Investment transactions are accounted for on the trade date.

          Gains or losses realized from the sale of securities are determined by comparing the identified cost of the security sold with the net sales proceeds.

  (3) INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY FEE--The Huntington National Bank, the Trust's investment adviser ("Huntington" or the "Adviser"), receives for its service an annual investment advisory fee for each of the Funds at an annual rate of 0.60% of the Fund's average daily net assets. The Adviser has contractually agreed through April 30, 2001 to waive all or a portion of its fees and to reimburse expenses in order to limit the total operating expenses for the VA Income Equity Fund (as a percentage of daily net assets on an annualized basis) to not more than 0.77%.

     ADMINISTRATION AND FUND ACCOUNTING FEES--Huntington also serves as administrator to the Trust and is entitled to receive an annual fee of 0.11% for administrative services and 0.03% for accounting services of each Fund's average net assets, paid monthly, for services performed under the Trust's Administration Agreement. Huntington pays monthly to SEI Investments Mutual Funds Services ("SIMFS"), under a Sub-Administration Agreement, an annual fee of 0.08% of each Fund's average net assets for services performed.

     DISTRIBUTION AGREEMENT--SEI Investments Distribution Co. ("SIDCO") acts as the Trust's distributor pursuant to a Distribution Agreement. SEI Investments Management Corporation, a wholly owned subsidiary of SEI Investment Company, is the owner of all beneficial interests in SIMFS. SIDCO is a wholly owned subsidiary of SEI Investments Company.

     TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND CUSTODIAN FEES--State Street Bank and Trust Company ("State Street") serves as the Trust's transfer agent and dividend disbursing agent. The fees payable to State Street for transfer agent and dividend disbursing services are based on the size, type and number of accounts and transactions made by shareholders.

     Huntington also receives a fee for its services as the custodian of the Funds' investments and other assets. For the year ended December 31, 2000, Huntington received fees of $875.

     OTHER AFFILIATE RELATIONSHIPS--For the year ended December 31, 2000, certain Officers of the Trust were Officers of SIMFS and SIDCO. Such Officers receive no compensation from the Trust.

  (4) INVESTMENT TRANSACTIONS

     Purchase and sales of investments, excluding short-term securities for the year ended December 31, 2000, were as follows (all numbers in thousands):

     INVESTMENT SECURITIES

                                                    PURCHASES    SALES
                                                    ---------   --------
         VA Income Equity                            $2,181       $155

     At December 31, 2000, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes was not materially different from amounts reported for financial reporting purposes. Based on cost for federal income tax purposes, the aggregate gross unrealized gain on

______________________________________ 114 _____________________________________

 HUNTINGTON VA FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2000
--------------------------------------------------------------------------------

     securities, the aggregate gross unrealized loss on securities and the net unrealized loss at December 31, 2000 is as follows (all numbers in thousands):

                                   AGGREGATE    AGGREGATE       NET
                                   UNREALIZED   UNREALIZED   UNREALIZED
                                      GAIN         LOSS         GAIN
                                   ----------   ----------   ----------
         VA Income Equity             $420         $272         $148

  (5) NOTICE TO SHAREHOLDERS OF THE HUNTINGTON FUNDS (UNAUDITED)

     For the fiscal year ended December 31, 2000, each fund is designating long-term capital gains, qualifying dividends, and exempt income with regard to distributions paid during the year as follows:

                                     (A)
                                  LONG TERM          (B)
                                   CAPITAL        ORDINARY           (C)                         (E)
                                    GAINS          INCOME           TOTAL           (D)          TAX
                                DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS    QUALIFYING     EXEMPT
         FUND                     TAX BASIS       TAX BASIS       TAX BASIS     DIVIDENDS(1)   INTEREST
         ----                   -------------   -------------   -------------   ------------   --------
         VA Income Equity              0%             100%            100%            88%          0%

     (1) Qualifying dividends represent dividends which qualify for the corporate dividends received deductions.

      * Items (A) and (B) are based on a percentage of the Funds' total distributions.

     ** Items (D) and (E) are based on a percentage of the Funds' ordinary income distributions.

______________________________________ 115 _____________________________________

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE HUNTINGTON VA FUNDS:
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities of the Huntington VA Income Equity Fund, including the schedule of portfolio investments, ("the Fund"), as of December 31, 2000, and the related statement of operations, statement of changes in net assets and the financial highlights for the periods indicated herein. These financial statements and the financial highlights are the responsibility of the management of the Fund. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 2000, by examination. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Huntington VA Income Equity Fund as of December 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 16, 2001

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